Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 25,533	$ 8,785
Available-for-sale securities		3,999
Accounts receivable	490	689
Prepaid clinical trial costs		629
Prepaid expenses and other	286	332
Total current assets	26,309	14,434
Equipment, net	1,294	1,267
Total assets	27,603	15,701
Current liabilities:
Accounts payable	1,767	2,301
Accrued compensation and related benefits	827	444
Accrued clinical trial costs	950	872
Accrued expenses	934	663
Deferred revenue		3,140
Total current liabilities	4,478	7,420
Note payable	169
Warrant liabilities	2,709	983
Stockholders' equity:
Preferred stock, at stated value;10,000,000 shares authorized, and no shares issued and outstanding at December 31, 2012 and December 31, 2011
Common stock, $0.001 par value;100,000,000 shares authorized, 53,058,632 and 24,487,260 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	53	24
Additional paid-in capital	253,889	226,206
Accumulated other comprehensive income		28
Accumulated deficit	(233,695)	(218,960)
Total stockholders' equity	20,247	7,298
Total liabilities and stockholders' equity	$ 27,603	$ 15,701